Multi-Manager Directional Alternative Strategies Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 54.5%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.1%
Deutsche Telekom AG, Registered Shares	6,188	207,659
Entertainment 1.0%
Spotify Technology SA(a),(b)	4,673	2,338,135
Walt Disney Co. (The)	6,175	696,540
Total		3,034,675
Interactive Media & Services 0.5%
Alphabet, Inc., Class A(b)	3,864	1,306,032
Media 0.4%
Informa PLC	45,077	543,981
Nexstar Media Group, Inc., Class A	2,075	440,689
Omnicom Group, Inc.	3,950	304,308
Total		1,288,978
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.(b)	1,673	329,932
Total Communication Services		6,167,276
Consumer Discretionary 3.3%
Automobile Components 0.1%
Aptiv PLC(a)	4,212	319,059
Broadline Retail 0.1%
eBay, Inc.(b)	3,103	283,056
Diversified Consumer Services 0.6%
Adtalem Global Education, Inc.(a)	3,005	311,168
frontdoor, Inc.(a),(b)	25,721	1,520,368
Total		1,831,536
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc.	197	985,363
Boyd Gaming Corp.	9,898	836,777
Darden Restaurants, Inc.	1,992	397,105
Flutter Entertainment PLC(a)	3,210	528,460
Restaurant Brands International, Inc.	4,570	306,144
Wyndham Hotels & Resorts, Inc.	6,504	473,426
Yum! Brands, Inc.	2,610	405,855
Total		3,933,130
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
Lennar Corp., Class A	3,989	436,197
Specialty Retail 1.0%
AutoNation, Inc.(a)	1,690	346,416
AutoZone, Inc.(a)	131	485,262
Best Buy Co., Inc.	2,592	168,739
Home Depot, Inc. (The)	776	290,682
Lowe’s Companies, Inc.	656	175,191
Ross Stores, Inc.	2,467	465,399
TJX Companies, Inc. (The)	3,881	581,413
Valvoline, Inc.(a)	7,826	256,067
Total		2,769,169
Total Consumer Discretionary		9,572,147
Consumer Staples 2.3%
Beverages 0.7%
Coca-Cola Bottling Co. Consolidated	3,345	508,641
Coca-Cola Co. (The)	9,695	725,283
Coca-Cola Europacific Partners PLC	3,842	352,311
Primo Brands Corp., Class A(b)	16,088	304,707
Total		1,890,942
Consumer Staples Distribution & Retail 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	1,827	168,888
Maplebear, Inc.(a)	8,065	299,695
Sysco Corp.	7,806	654,533
U.S. Foods Holding Corp.(a),(b)	12,615	1,054,866
Walmart, Inc.	4,355	518,855
Total		2,696,837
Food Products 0.3%
Glanbia PLC	10,639	204,676
Kerry Group PLC, Class A	1,674	148,805
McCormick & Co., Inc.	5,804	358,861
Toyo Suisan Kaisha Ltd.	3,500	249,888
Total		962,230

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.4%
British American Tobacco, ADR	7,865	477,248
Philip Morris International, Inc.(b)	4,005	718,658
Total		1,195,906
Total Consumer Staples		6,745,915
Energy 0.8%
Energy Equipment & Services 0.6%
Solaris Energy Infrastructure, Inc., Class A(b)	33,336	1,839,814
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	1,974	417,541
Rockpoint Gas Storage, Inc., Class A	12,808	258,671
Total		676,212
Total Energy		2,516,026
Financials 7.3%
Banks 2.8%
AIB Group PLC	22,990	256,985
Bank of America Corp.(b)	25,030	1,331,596
Danske Bank A/S	4,308	219,484
East West Bancorp, Inc.(b)	4,201	480,762
Fifth Third Bancorp(b)	7,086	355,859
Huntington Bancshares, Inc.(b)	25,766	450,390
ING Groep NV	16,735	493,531
JPMorgan Chase & Co.(b)	5,649	1,727,973
M&T Bank Corp.	2,024	448,458
NatWest Group PLC	49,816	454,062
Nordea Bank Abp	24,137	465,723
Wells Fargo & Co.(b)	18,624	1,685,286
Total		8,370,109
Capital Markets 1.0%
Blue Owl Capital, Inc.	14,302	195,079
Charles Schwab Corp. (The)	4,124	428,566
Evercore, Inc., Class A(b)	1,231	434,875
Goldman Sachs Group, Inc. (The)	316	295,590
Intercontinental Exchange, Inc.	1,490	258,932
LPL Financial Holdings, Inc.	2,290	834,705
Morgan Stanley	1,956	357,557
Total		2,805,304
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	1,177	414,504
Capital One Financial Corp.	1,143	250,237
Figure Technology Solutions, Inc., Class A(a)	11,888	676,190
Synchrony Financial(b)	3,627	263,429
Total		1,604,360
Financial Services 1.0%
Apollo Global Management, Inc.	2,302	309,711
Berkshire Hathaway, Inc., Class B(a)	1,081	519,453
Corpay, Inc.(a)	2,112	664,498
Equitable Holdings, Inc.	3,155	146,392
Fidelity National Information Services, Inc.	5,848	323,102
Visa, Inc., Class A	1,432	460,861
Voya Financial, Inc.	1,508	115,603
WEX, Inc.(a)	2,350	361,665
Total		2,901,285
Insurance 2.0%
Allstate Corp. (The)	2,207	439,171
Aon PLC, Class A	2,220	776,201
Arthur J Gallagher & Co.	1,336	333,158
Baldwin Insurance Group, Inc. (The), Class A(a)	7,818	171,370
Beazley PLC	23,311	362,149
Brown & Brown, Inc.	2,767	199,501
Chubb Ltd.	1,616	500,249
Everest Group Ltd.	1,017	336,912
First American Financial Corp.	3,344	211,274
Hiscox Ltd.	21,730	441,974
Markel Group, Inc.(a)	283	577,501
Progressive Corp. (The)	1,604	333,632
RenaissanceRe Holdings Ltd.	1,706	480,580
Travelers Companies, Inc. (The)	1,072	304,995
White Mountains Insurance Group Ltd.	186	380,357
Total		5,849,024
Total Financials		21,530,082
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.7%
Biotechnology 2.5%
AbbVie, Inc.(b)	6,298	1,404,517
Amgen, Inc.(b)	2,526	863,589
Biogen, Inc.(a)	3,042	547,225
Grifols SA	10,318	132,009
Natera, Inc.(a),(b)	18,427	4,259,217
Veracyte, Inc.(a)	7,511	286,019
Total		7,492,576
Health Care Equipment & Supplies 2.0%
Abbott Laboratories(b)	2,114	231,060
Artivion, Inc.(a),(b)	48,511	1,977,794
Establishment Labs Holdings, Inc.(a),(b)	25,634	1,746,957
GE HealthCare Technologies, Inc.	5,912	466,871
Kestra Medical Technologies Ltd.(a)	40,637	1,002,515
Medtronic PLC	4,116	423,783
Stryker Corp.	134	49,521
Zimmer Biomet Holdings, Inc.	315	27,427
Total		5,925,928
Health Care Providers & Services 2.3%
Cencora, Inc.	1,541	553,558
Centene Corp.(a)	318	13,776
Cigna Group (The)(b)	1,490	408,424
CVS Health Corp.	8,450	629,694
DaVita, Inc.(a)	92	10,059
Elevance Health, Inc.(b)	292	100,956
GeneDx Holdings Corp.(a),(b)	23,423	2,254,698
HCA Healthcare, Inc.	446	217,769
Humana, Inc.	342	66,759
Labcorp Holdings, Inc.	1,393	378,227
McKesson Corp.	829	689,073
Molina Healthcare, Inc.(a)	173	31,069
Quest Diagnostics, Inc.	1,713	320,382
Tenet Healthcare Corp.(a)	1,379	261,017
UnitedHealth Group, Inc.	2,374	681,172
Total		6,616,633
Health Care Technology 0.5%
HeartFlow, Inc.(a),(b)	46,454	1,387,581
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
ICON PLC(a)	1,862	335,625
IQVIA Holdings, Inc.(a)	2,167	498,735
QIAGEN NV	4,197	225,253
Total		1,059,613
Pharmaceuticals 1.0%
AstraZeneca PLC	2,572	479,200
Bristol-Myers Squibb Co.	7,118	391,846
Ipsen SA	608	99,326
Johnson & Johnson(b)	4,453	1,011,944
Merck & Co., Inc.	447	49,291
Novartis AG, ADR	1,809	268,962
Novo Nordisk A/S, Class B	6,719	398,969
Pfizer, Inc.	601	15,890
Sandoz Group AG, ADR	3,195	253,127
Sanofi SA	214	20,185
UCB SA	42	12,799
Total		3,001,539
Total Health Care		25,483,870
Industrials 8.9%
Aerospace & Defense 0.8%
Airbus Group SE	2,181	499,340
Howmet Aerospace, Inc.(b)	3,130	651,290
L3Harris Technologies, Inc.	3,093	1,060,435
Total		2,211,065
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	4,283	834,971
Expeditors International of Washington, Inc.	2,884	462,997
FedEx Corp.	1,526	491,754
Total		1,789,722
Building Products 1.0%
Allegion PLC	3,081	509,567
Builders FirstSource, Inc.(a)	4,475	511,940
Carrier Global Corp.	6,625	394,717
Masco Corp.	4,644	306,922
MasterBrand, Inc.(a),(b)	48,550	588,426

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Resideo Technologies, Inc.(a),(b)	9,346	320,194
UFP Industries, Inc.	4,329	447,099
Total		3,078,865
Commercial Services & Supplies 0.6%
Brink’s Co. (The)	7,953	1,010,349
HNI Corp.	13,835	661,175
Total		1,671,524
Construction & Engineering 0.9%
AECOM	5,308	511,851
Dycom Industries, Inc.(a),(b)	5,808	2,116,377
Total		2,628,228
Electrical Equipment 0.5%
Acuity, Inc.	1,167	360,883
AMETEK, Inc.	1,619	362,624
Hubbell, Inc.	1,334	650,912
Total		1,374,419
Ground Transportation 0.5%
Canadian Pacific Kansas City Ltd.	2,800	208,152
Old Dominion Freight Line, Inc.	2,712	469,718
Uber Technologies, Inc.(a)	8,792	703,800
Total		1,381,670
Industrial Conglomerates 0.4%
3M Co.	3,565	546,015
Honeywell International, Inc.	2,275	517,608
Siemens AG, Registered Shares	817	247,004
Total		1,310,627
Machinery 1.5%
Allison Transmission Holdings, Inc.	4,956	538,717
Cummins, Inc.	1,086	628,599
Dover Corp.	1,939	390,689
Esab Corp.	4,173	505,350
IDEX Corp.	2,768	549,586
IMI PLC	12,995	490,721
Nordson Corp.	1,731	475,211
Otis Worldwide Corp.	5,130	438,205
Parker-Hannifin Corp.	290	271,394
Total		4,288,472
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine Transportation 0.1%
Matson, Inc.	1,986	318,356
Passenger Airlines 0.2%
Delta Air Lines, Inc.	4,364	287,544
United Airlines Holdings, Inc.(a)	3,333	341,032
Total		628,576
Professional Services 1.5%
Equifax, Inc.	2,283	459,796
Huron Consulting Group, Inc.(a)	3,327	562,263
Jacobs Solutions, Inc.	5,935	802,768
KBR, Inc.(b)	13,491	577,550
Leidos Holdings, Inc.	1,811	340,975
SS&C Technologies Holdings, Inc.	7,228	591,901
TriNet Group, Inc.	4,285	262,413
Upwork, Inc.(a),(b)	42,749	856,263
Total		4,453,929
Trading Companies & Distributors 0.3%
DNOW, Inc.(a),(b)	29,670	450,687
EquipmentShare.com, Inc., Class A(a)	3,802	118,242
Rexel SA	11,111	465,613
Total		1,034,542
Total Industrials		26,169,995
Information Technology 14.1%
Communications Equipment 1.2%
InterDigital, Inc.	2,239	730,899
Viavi Solutions, Inc.(a),(b)	118,422	2,896,602
Total		3,627,501
Electronic Equipment, Instruments & Components 2.1%
Advanced Energy Industries, Inc.(b)	9,474	2,419,281
Arrow Electronics, Inc.(a),(b)	1,995	264,317
CDW Corp.(b)	2,808	354,903
Celestica, Inc.(a)	1,512	424,857
Flex Ltd.(a)	20,014	1,261,682
Jabil, Inc.(b)	1,983	470,348
Keysight Technologies, Inc.(a)	2,742	593,177
Vontier Corp.	6,328	237,300
Zebra Technologies Corp., Class A(a)	1,195	280,801
Total		6,306,666
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.3%
Capgemini SE	1,657	257,462
EPAM Systems, Inc.(a)	3,183	663,974
Total		921,436
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	1,651	532,150
Broadcom, Inc.(b)	3,632	1,203,282
Lam Research Corp.	4,851	1,132,515
Microchip Technology, Inc.	6,248	474,348
Micron Technology, Inc.	1,217	504,909
MKS, Inc.(b)	13,027	3,066,686
NXP Semiconductors NV	1,418	320,667
Qnity Electronics, Inc.	4,056	390,106
Silicon Motion Technology Corp., ADR(b)	51,912	6,173,894
SiTime Corp.(a),(b)	2,346	851,856
Tower Semiconductor Ltd.(a),(b)	34,391	4,633,499
Total		19,283,912
Software 3.0%
Adeia, Inc.(b)	26,229	474,483
Check Point Software Technologies Ltd.(a)	1,685	302,474
Gen Digital, Inc.(b)	21,923	525,933
JFrog Ltd.(a),(b)	94,807	5,195,423
NiCE Ltd., ADR(a)	2,188	232,825
Oracle Corp.(b)	1,829	301,017
Salesforce, Inc.	1,539	326,714
Samsara, Inc., Class A(a),(b)	32,253	904,697
Trimble Navigation Ltd.(a)	6,445	435,682
Total		8,699,248
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc.	2,071	237,005
NetApp, Inc.	3,819	367,960
Samsung Electronics Co., Ltd.	10,263	1,133,803
Seagate Technology Holdings PLC	2,343	955,218
Total		2,693,986
Total Information Technology		41,532,749
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.0%
Chemicals 0.4%
DuPont de Nemours, Inc.	8,114	356,367
Methanex Corp.	17,228	822,120
Total		1,178,487
Construction Materials 0.3%
CRH PLC	6,787	830,797
Containers & Packaging 0.1%
Ball Corp.	7,004	398,317
Metals & Mining 1.1%
Allied Gold Corp.(a)	9,862	311,218
Almonty Industries, Inc.(a)	28,400	320,636
Barrick Mining Corp.	10,872	497,829
Equinox Gold Corp.(a)	21,503	307,626
Freeport-McMoRan, Inc.	5,978	360,055
Osisko Gold Royalties Ltd.	10,755	424,071
Royal Gold, Inc.	3,601	948,179
Total		3,169,614
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	2,499	209,266
Total Materials		5,786,481
Real Estate 2.1%
Diversified REITs 0.2%
Essential Properties Realty Trust, Inc.	17,892	543,201
Office REITs 0.2%
BXP, Inc.	5,247	339,323
COPT Defense Properties	10,674	328,866
Total		668,189
Real Estate Management & Development 1.2%
Compass, Inc.(a),(b)	238,853	2,990,440
Jones Lang LaSalle, Inc.(a)	1,563	559,413
Total		3,549,853
Residential REITs 0.1%
Invitation Homes, Inc.	4,855	129,774

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.2%
Kimco Realty Corp.(b)	17,339	365,506
Regency Centers Corp.(b)	3,874	282,299
Total		647,805
Specialized REITs 0.2%
Extra Space Storage, Inc.	2,051	282,977
Lamar Advertising Co., Class A(b)	1,865	239,298
Total		522,275
Total Real Estate		6,061,097
Utilities 2.9%
Electric Utilities 2.1%
American Electric Power Co., Inc.(b)	3,768	451,312
Enel SpA	29,718	328,341
Entergy Corp.	8,109	777,572
FirstEnergy Corp.	15,216	720,326
NextEra Energy, Inc.	3,401	298,948
NRG Energy, Inc.	4,202	641,351
OGE Energy Corp.(b)	14,855	648,866
PPL Corp.(b)	15,980	579,275
Scottish & Southern Energy PLC	18,844	626,327
Southern Co. (The)	5,619	501,833
Xcel Energy, Inc.	7,824	595,093
Total		6,169,244
Independent Power and Renewable Electricity Producers 0.3%
Talen Energy Corp.(a)	1,539	536,126
Vistra Corp.	2,454	388,591
Total		924,717
Multi-Utilities 0.5%
CenterPoint Energy, Inc.(b)	15,052	597,414
NiSource, Inc.	16,068	711,652
Total		1,309,066
Total Utilities		8,403,027
Total Common Stocks (Cost $110,466,619)		159,968,665

Exchange-Traded Equity Funds 17.3%
	Shares	Value ($)
International 4.8%
iShares Core MSCI International Developed Markets ETF	163,520	14,113,411
U.S. Mid Large Cap 12.5%
iShares Core S&P 500 ETF	52,780	36,683,684
Total Exchange-Traded Equity Funds (Cost $42,703,973)		50,797,095

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(a),(c),(d) 03/31/2040	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $1,520,348)	1,006,178

Put Option Contracts Purchased 0.7%

(Cost $1,927,229)	1,986,547

Money Market Funds 17.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(e),(f)	52,137,428	52,121,787
Total Money Market Funds (Cost $52,123,808)		52,121,787
Total Investments (Cost $208,741,977)		265,880,272

Investments in Securities Sold Short

Common Stocks (32.5)%
Issuer	Shares	Value ($)
Communication Services (1.2)%
Diversified Telecommunication Services (0.8)%
AST SpaceMobile, Inc.(a)	(15,207)	(1,691,171)
Liberty Global Ltd., Class C(a)	(34,059)	(377,374)
Lumen Technologies, Inc.(a)	(20,659)	(182,212)
TELUS Corp.	(14,051)	(196,063)
Total		(2,446,820)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services (0.1)%
Grindr, Inc.(a)	(14,385)	(162,838)
Media (0.3)%
Dentsu, Inc.(a)	(17,300)	(335,820)
Fuji Media Holdings, Inc.	(14,100)	(355,055)
Newsmax, Inc.(a)	(20,603)	(142,161)
Total		(833,036)
Total Communication Services		(3,442,694)
Consumer Discretionary (2.3)%
Automobile Components (0.0)%
Nokian Renkaat OYJ	(5,182)	(66,482)
QuantumScape Corp.(a)	(5,233)	(46,312)
Total		(112,794)
Automobiles (0.0)%
Livewire Group, Inc.(a)	(4,739)	(11,089)
Tesla, Inc.(a)	(71)	(30,559)
Total		(41,648)
Diversified Consumer Services (0.6)%
Duolingo, Inc.(a)	(8,979)	(1,203,725)
Service Corp. International	(6,606)	(531,320)
Total		(1,735,045)
Hotels, Restaurants & Leisure (0.8)%
Cava Group, Inc.(a)	(2,722)	(165,008)
Cracker Barrel Old Country Store, Inc.	(6,411)	(193,100)
Hilton Grand Vacations, Inc.(a)	(8,174)	(368,729)
Hyatt Hotels Corp., Class A	(2,118)	(331,192)
InterContinental Hotels Group PLC	(1,079)	(145,773)
MGM Resorts International(a)	(10,245)	(343,617)
Seaworld Entertainment, Inc.(a)	(3,530)	(132,905)
Shake Shack, Inc., Class A(a)	(1,760)	(155,883)
Texas Roadhouse, Inc.	(1,178)	(211,875)
Wendy’s Co. (The)	(23,808)	(185,464)
Total		(2,233,546)
Household Durables (0.3)%
KB Home	(7,096)	(408,304)
LGI Homes, Inc.(a)	(5,080)	(254,559)
Meritage Homes Corp.	(3,770)	(262,052)
Total		(924,915)

Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(3,060)	(296,637)
Specialty Retail (0.4)%
CarMax, Inc.(a)	(3,316)	(147,695)
Carvana Co.(a)	(491)	(196,945)
Chewy, Inc., Class A(a)	(2,236)	(65,090)
Dick’s Sporting Goods, Inc.	(1,317)	(266,034)
Floor & Decor Holdings, Inc., Class A(a)	(1,718)	(113,319)
Tractor Supply Co.	(5,030)	(255,926)
Total		(1,045,009)
Textiles, Apparel & Luxury Goods (0.1)%
Birkenstock Holding PLC(a)	(2,821)	(106,521)
Moncler SpA	(2,169)	(126,374)
NIKE, Inc., Class B	(2,044)	(126,340)
On Holding AG(a)	(1,858)	(84,074)
Total		(443,309)
Total Consumer Discretionary		(6,832,903)
Consumer Staples (1.0)%
Beverages (0.2)%
Becle SAB de CV	(122,400)	(129,012)
Brown-Forman Corp., Class B	(8,307)	(227,362)
National Beverage Corp.(a)	(4,671)	(159,188)
Treasury Wine Estates Ltd.	(33,658)	(125,423)
Total		(640,985)
Consumer Staples Distribution & Retail (0.1)%
Costco Wholesale Corp.	(206)	(193,691)
United Natural Foods, Inc.(a)	(4,895)	(182,241)
Total		(375,932)
Food Products (0.5)%
Campbell’s Co. (The)	(9,189)	(257,108)
Ezaki Glico Co., Ltd.	(5,300)	(190,381)
Hershey Co. (The)	(898)	(174,886)
Hormel Foods Corp.	(8,331)	(205,026)
Kikkoman Corp.	(9,400)	(85,028)
Kraft Heinz Co. (The)	(10,581)	(251,193)
Lotus Bakeries NV	(23)	(271,162)
Total		(1,434,784)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products (0.1)%
Church & Dwight Co., Inc.	(2,632)	(253,330)
Kimberly-Clark Corp.	(1,578)	(157,784)
Total		(411,114)
Personal Care Products (0.1)%
Coty, Inc., Class A(a)	(38,657)	(122,543)
Total Consumer Staples		(2,985,358)
Energy (0.1)%
Oil, Gas & Consumable Fuels (0.1)%
Occidental Petroleum Corp.	(3,090)	(140,255)
Repsol SA	(3,137)	(61,802)
Total		(202,057)
Total Energy		(202,057)
Financials (4.9)%
Banks (1.3)%
Aozora Bank Ltd.	(31,600)	(511,954)
Bank of Hawaii Corp.	(8,457)	(632,414)
Commonwealth Bank of Australia	(5,353)	(554,147)
CVB Financial Corp.	(11,825)	(233,071)
First Financial Bankshares, Inc.	(15,968)	(508,102)
Glacier Bancorp, Inc.	(15,626)	(791,926)
Texas Capital Bancshares, Inc.(a)	(4,730)	(478,534)
Total		(3,710,148)
Capital Markets (1.7)%
Blackstone, Inc.	(2,944)	(419,285)
EQT AB	(17,187)	(652,345)
KKR & Co., Inc., Class A	(17,797)	(2,033,485)
Moelis & Co., Class A	(7,665)	(549,351)
StepStone Group, Inc., Class A	(4,141)	(292,727)
T Rowe Price Group, Inc.	(2,076)	(219,392)
TPG, Inc.	(11,865)	(698,967)
Total		(4,865,552)
Consumer Finance (0.1)%
Goeasy Ltd.	(2,044)	(187,820)
SoFi Technologies, Inc.(a)	(12,146)	(277,050)
Total		(464,870)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services (0.9)%
Apollo Global Management, Inc.	(17,797)	(2,394,408)
Jack Henry & Associates, Inc.	(727)	(130,286)
Toast, Inc. Class A(a)	(5,008)	(155,799)
Total		(2,680,493)
Insurance (0.9)%
Cincinnati Financial Corp.	(1,200)	(193,068)
Kinsale Capital Group, Inc.	(3,226)	(1,277,109)
Lemonade, Inc.(a)	(1,733)	(150,303)
Lifenet Insurance Co.(a)	(19,000)	(246,394)
RLI Corp.	(2,089)	(122,060)
Selective Insurance Group, Inc.	(1,209)	(101,653)
Swiss Re AG	(1,270)	(202,925)
Trupanion, Inc.(a)	(1,836)	(58,734)
Zurich Insurance Group AG	(349)	(248,286)
Total		(2,600,532)
Total Financials		(14,321,595)
Health Care (6.6)%
Biotechnology (1.4)%
Alnylam Pharmaceuticals, Inc.(a)	(6,931)	(2,343,094)
Anavex Life Sciences Corp.(a)	(22,243)	(104,542)
ARS Pharmaceuticals, Inc.(a)	(11,978)	(119,660)
Ascendis Pharma A/S ADR(a)	(797)	(180,202)
Caris Life Sciences, Inc.(a)	(35,603)	(824,566)
Krystal Biotech, Inc.(a)	(314)	(87,681)
Madrigal Pharmaceuticals, Inc.(a)	(218)	(106,670)
Moderna, Inc.(a)	(3,486)	(153,628)
Recursion Pharmaceuticals, Inc., Class A(a)	(18,583)	(77,863)
TG Therapeutics, Inc.(a)	(3,136)	(92,292)
Total		(4,090,198)
Health Care Equipment & Supplies (1.9)%
Abbott Laboratories	(32,619)	(3,565,257)
Ambu A/S	(4,979)	(67,519)
Carl Zeiss Meditec AG	(2,264)	(75,141)
Dexcom, Inc.(a)	(2,063)	(150,681)
Insulet Corp.(a)	(4,756)	(1,216,632)
Medline, Inc., Class A(a)	(3,065)	(135,473)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Neogen Corp.(a)	(17,812)	(182,039)
TransMedics Group, Inc.(a)	(893)	(119,640)
Total		(5,512,382)
Health Care Providers & Services (0.1)%
Hims & Hers Health, Inc.(a)	(2,080)	(56,347)
Hinge Health, Inc., Class A(a)	(3,033)	(105,852)
Omada Health, Inc.(a)	(6,411)	(95,844)
Total		(258,043)
Health Care Technology (0.9)%
Claritev Corp.(a)	(1,978)	(53,722)
Doximity, Inc., Class A(a)	(31,545)	(1,181,991)
Veeva Systems Inc., Class A(a)	(7,165)	(1,461,087)
Total		(2,696,800)
Life Sciences Tools & Services (0.1)%
10X Genomics, Inc., Class A(a)	(8,460)	(170,892)
Oxford Nanopore Technologies PLC(a)	(45,844)	(97,765)
Total		(268,657)
Pharmaceuticals (2.2)%
Corcept Therapeutics, Inc.(a)	(1,671)	(66,623)
LENZ Therapeutics, Inc.(a)	(4,049)	(64,055)
Novo Nordisk A/S, ADR	(65,500)	(3,892,665)
Zoetis, Inc.	(19,125)	(2,387,182)
Total		(6,410,525)
Total Health Care		(19,236,605)
Industrials (3.5)%
Aerospace & Defense (0.9)%
Hexcel Corp.	(2,383)	(197,336)
Rocket Lab Corp.(a)	(30,888)	(2,473,202)
Total		(2,670,538)
Building Products (1.0)%
Carrier Global Corp.	(36,150)	(2,153,817)
Hayward Holdings, Inc.(a)	(27,594)	(445,367)
Simpson Manufacturing Co., Inc.	(1,555)	(274,893)
Total		(2,874,077)
Commercial Services & Supplies (0.1)%
Tetra Tech, Inc.	(8,223)	(309,678)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.1)%
Arcosa, Inc.	(1,938)	(221,843)
Electrical Equipment (0.1)%
GrafTech International Ltd.(a)	(3,836)	(57,962)
Regal Rexnord Corp.	(885)	(142,928)
Total		(200,890)
Machinery (0.7)%
Alliance Laundry Holdings, Inc.(a)	(6,269)	(138,419)
Husqvarna AB	(27,058)	(138,228)
Kadant, Inc.	(223)	(71,592)
Kornit Digital Ltd.(a)	(3,813)	(49,378)
Proto Labs, Inc.(a)	(11,961)	(629,747)
Spirax-Sarco Engineering PLC	(707)	(70,449)
VAT Group AG	(1,434)	(927,320)
Total		(2,025,133)
Marine Transportation (0.1)%
Kuehne + Nagel International AG, Registered Shares	(862)	(199,607)
Mitsui OSK Lines Ltd.	(6,100)	(191,204)
Total		(390,811)
Passenger Airlines (0.0)%
American Airlines Group, Inc.(a)	(10,463)	(139,158)
Professional Services (0.0)%
Dayforce, Inc.(a)	(2,483)	(171,997)
Trading Companies & Distributors (0.5)%
Fastenal Co.	(1,454)	(63,045)
Watsco, Inc.	(3,377)	(1,305,042)
Total		(1,368,087)
Total Industrials		(10,372,212)
Information Technology (10.7)%
Electronic Equipment, Instruments & Components (1.1)%
CDW Corp.	(7,177)	(907,101)
Cognex Corp.	(13,940)	(540,036)
Ingram Micro Holding Corp.	(10,563)	(223,091)
Novanta, Inc.(a)	(4,495)	(604,757)
Zebra Technologies Corp., Class A(a)	(3,582)	(841,698)
Total		(3,116,683)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (2.1)%
Accenture PLC, Class A	(10,652)	(2,808,293)
Amdocs Ltd.	(2,207)	(180,842)
Cloudflare, Inc., Class A(a)	(16,675)	(2,957,311)
Infosys Ltd., ADR	(17,173)	(301,901)
Total		(6,248,347)
Semiconductors & Semiconductor Equipment (0.8)%
Axcelis Technologies, Inc.(a)	(4,784)	(421,327)
Entegris, Inc.	(3,777)	(445,950)
Power Integrations, Inc.	(6,088)	(279,683)
Rambus, Inc.(a)	(10,738)	(1,222,307)
Total		(2,369,267)
Software (3.5)%
Autodesk, Inc.(a)	(3,000)	(758,610)
AvePoint, Inc.(a)	(77,422)	(900,418)
Fortinet, Inc.(a)	(19,107)	(1,552,635)
Manhattan Associates, Inc.(a)	(5,932)	(895,791)
Palantir Technologies, Inc., Class A(a)	(17,869)	(2,619,417)
SAP SE, ADR	(8,308)	(1,670,240)
Unity Software, Inc.(a)	(60,787)	(1,768,902)
Total		(10,166,013)
Technology Hardware, Storage & Peripherals (3.2)%
Dell Technologies, Inc., Class C	(44,064)	(5,042,684)
HP, Inc.	(71,051)	(1,381,231)
NetApp, Inc.	(32,274)	(3,109,600)
Total		(9,533,515)
Total Information Technology		(31,433,825)
Materials (0.7)%
Chemicals (0.1)%
BASF SE	(6,470)	(350,764)
Containers & Packaging (0.4)%
Amcor PLC	(7,410)	(327,893)
Greif, Inc., Class A	(6,927)	(489,185)
International Paper Co.	(9,545)	(384,854)
Total		(1,201,932)
Paper & Forest Products (0.2)%
Stora Enso OYJ, Class R	(32,801)	(377,605)
Total Materials		(1,930,301)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (1.0)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(333)	(359,815)
Industrial REITs (0.1)%
Segro PLC	(35,354)	(368,338)
Office REITs (0.2)%
SL Green Realty Corp.	(9,102)	(407,588)
Real Estate Management & Development (0.2)%
Aroundtown SA(a)	(43,400)	(137,914)
Sagax AB, Class B	(19,475)	(429,446)
Total		(567,360)
Residential REITs (0.1)%
Mid-America Apartment Communities, Inc.	(2,473)	(332,124)
Retail REITs (0.2)%
Unibail-Rodamco-Westfield	(4,738)	(523,857)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(2,000)	(331,900)
Total Real Estate		(2,890,982)
Utilities (0.5)%
Electric Utilities (0.5)%
Constellation Energy Corp.	(2,387)	(669,983)
Fortis, Inc.	(8,594)	(458,318)
Verbund AG	(6,914)	(507,319)
Total		(1,635,620)
Total Utilities		(1,635,620)
Total Common Stocks (Proceeds $101,004,372)		(95,284,152)

Limited Partnerships (0.0)%

Energy (0.0)%
Oil, Gas & Consumable Fuels (0.0)%
Dorchester Minerals LP	(2,397)	(60,908)
Total Energy		(60,908)
Total Limited Partnerships (Proceeds $58,923)		(60,908)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Dr. Ing. h.c. F. Porsche AG	(4,492)	(218,594)
Total Consumer Discretionary		(218,594)
Total Preferred Stocks (Proceeds $353,926)		(218,594)

Exchange-Traded Equity Funds (3.4)%
	Shares	Value ($)
U.S. Mid Large Cap (0.6)%
VanEck Vectors Semiconductor ETF	(4,804)	(1,938,222)
Exchange-Traded Equity Funds (continued)
	Shares	Value ($)
U.S. Small Mid Cap (2.8)%
State Street SPDR S&P Biotech ETF	(65,684)	(8,194,079)
Total Exchange-Traded Equity Funds (Proceeds $8,453,759)		(10,132,301)
Total Investments in Securities Sold Short (Proceeds $109,870,980)		(105,695,955)
Total Investments in Securities, Net of Securities Sold Short		160,184,317
Other Assets & Liabilities, Net		133,150,033
Net Assets		293,334,350
At January 31, 2026, securities and/or cash totaling $189,066,490 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Amazon.com, Inc.	Morgan Stanley	USD	2,871,600	120	235.00	02/06/2026	132,845	137,100
Amazon.com, Inc.	Morgan Stanley	USD	2,823,740	118	250.00	02/06/2026	55,735	56,640
AST SpaceMobile, Inc.	Morgan Stanley	USD	756,228	68	112.00	02/06/2026	57,147	45,220
AST SpaceMobile, Inc.	Morgan Stanley	USD	1,323,399	119	130.00	02/20/2026	105,637	62,177
Carrier Global Corp.	Morgan Stanley	USD	1,769,526	297	60.00	02/20/2026	48,911	68,310
CDW Corp.	Morgan Stanley	USD	897,369	71	135.00	02/20/2026	16,692	15,620
Ciena Corp.	Morgan Stanley	USD	1,485,679	59	260.00	02/06/2026	62,495	42,775
Ciena Corp.	Morgan Stanley	USD	604,344	24	255.00	02/06/2026	24,780	21,240
Cirrus Logic, Inc.	Morgan Stanley	USD	1,551,046	119	130.00	02/20/2026	108,305	82,110
Cloudflare, Inc.	Morgan Stanley	USD	1,684,825	95	195.00	02/06/2026	55,318	6,935
Cloudflare, Inc.	Morgan Stanley	USD	425,640	24	205.00	02/06/2026	10,506	2,400
Cloudflare, Inc.	Morgan Stanley	USD	833,545	47	210.00	02/06/2026	16,912	1,199
Dell Technologies, Inc.	RBC Capital Markets	USD	1,361,836	119	120.00	02/06/2026	42,768	11,365
Doximity, Inc.	Morgan Stanley	USD	670,713	179	40.00	02/20/2026	48,247	46,987
Fortinet, Inc.	Morgan Stanley	USD	1,535,814	189	86.00	02/06/2026	42,244	42,903
Insulet Corp.	Morgan Stanley	USD	1,202,307	47	270.00	02/20/2026	38,280	36,660
Manhattan Associates, Inc.	Morgan Stanley	USD	724,848	48	170.00	02/20/2026	47,247	3,840
Novo Nordisk A/S	Morgan Stanley	USD	1,771,014	298	60.00	02/06/2026	47,577	60,345
Novo Nordisk A/S	Morgan Stanley	USD	707,217	119	61.00	02/06/2026	34,370	19,813
Novo Nordisk A/S	Morgan Stanley	USD	707,217	119	62.00	02/06/2026	22,934	16,779
Novo Nordisk A/S	Morgan Stanley	USD	707,217	119	63.00	02/06/2026	30,299	13,506
Palantir Technologies, Inc.	Morgan Stanley	USD	1,744,421	119	175.00	02/06/2026	71,610	10,413
Palantir Technologies, Inc.	Barclays	USD	1,319,310	90	175.00	02/06/2026	52,548	7,875
Rambus, Inc.	Morgan Stanley	USD	1,217,981	107	120.00	02/20/2026	73,084	78,110
Rocket Lab Corp.	Morgan Stanley	USD	1,145,001	143	92.00	02/06/2026	63,025	10,225
Rocket Lab Corp.	Morgan Stanley	USD	760,665	95	90.00	02/06/2026	40,855	9,310
Rocket Lab Corp.	Morgan Stanley	USD	568,497	71	95.00	02/06/2026	12,227	3,550
Sandisk Corp.	Morgan Stanley	USD	1,383,000	24	650.00	02/06/2026	61,582	27,480
Unity Software, Inc.	Morgan Stanley	USD	689,670	237	40.00	02/13/2026	54,878	10,191
Zoetis, Inc.	Morgan Stanley	USD	1,185,790	95	125.00	02/20/2026	41,290	55,100
Total							1,520,348	1,006,178

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Advanced Energy Industries, Inc.	Morgan Stanley	USD	2,145,024	84	230.00	02/20/2026	127,433	52,500
Amazon.com, Inc.	Morgan Stanley	USD	2,297,280	96	232.50	02/06/2026	56,930	55,920
CareDx, Inc.	Morgan Stanley	USD	369,900	180	17.50	02/20/2026	28,212	24,300
Carvana Co.	Morgan Stanley	USD	3,329,213	83	400.00	02/13/2026	134,167	184,675
Credo Technology Group Holding Ltd.	Morgan Stanley	USD	1,190,160	95	125.00	02/13/2026	81,604	79,325
DR Horton, Inc.	Morgan Stanley	USD	2,664,236	179	150.00	02/06/2026	73,000	65,335
F5, Inc.	Morgan Stanley	USD	2,618,295	95	250.00	02/20/2026	78,297	13,538
GeneDx Holdings Corp.	Morgan Stanley	USD	683,446	71	95.00	02/20/2026	41,552	42,600
Insmed, Inc.	Morgan Stanley	USD	1,866,753	119	160.00	02/20/2026	81,719	115,430
Manhattan Associates, Inc.	Morgan Stanley	USD	196,313	13	160.00	02/20/2026	8,281	14,495
MongoDB, Inc.	Morgan Stanley	USD	3,973,231	107	360.00	02/13/2026	114,184	120,107
ON Semiconductor Corp.	Morgan Stanley	USD	712,691	119	60.00	02/20/2026	26,716	42,840
Rubrik, Inc.	Morgan Stanley	USD	1,661,715	297	64.00	02/13/2026	100,393	250,965
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	1,959,245	355	52.50	02/20/2026	160,344	136,675
Spotify Technology SA	Morgan Stanley	USD	2,401,680	48	490.00	02/20/2026	86,474	98,640
VanEck Semiconductor ETF	Morgan Stanley	USD	14,403,522	357	400.00	02/13/2026	397,267	353,430
VanEck Semiconductor ETF	Morgan Stanley	USD	9,562,002	237	405.00	02/13/2026	289,511	273,735
VanEck Semiconductor ETF	Morgan Stanley	USD	1,412,110	35	415.00	02/13/2026	41,145	62,037
Total							1,927,229	1,986,547

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Establishment Labs Holdings, Inc.	Morgan Stanley	USD	(810,985)	(119)	82.50	02/20/2026	(18,518)	(4,760)
Insmed, Inc.	Morgan Stanley	USD	(1,866,753)	(119)	190.00	02/20/2026	(13,404)	(16,660)
Sandisk Corp.	Morgan Stanley	USD	(1,383,000)	(24)	730.00	02/06/2026	(19,841)	(7,980)
Total							(51,763)	(29,400)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Carvana Co.	Morgan Stanley	USD	(3,329,213)	(83)	360.00	02/13/2026	(52,868)	(84,245)
GeneDx Holdings Corp.	Morgan Stanley	USD	(683,446)	(71)	85.00	02/20/2026	(18,725)	(22,188)
Insmed, Inc.	Morgan Stanley	USD	(1,866,753)	(119)	150.00	02/20/2026	(27,032)	(52,955)
VanEck Semiconductor ETF	Morgan Stanley	USD	(4,801,174)	(119)	380.00	02/13/2026	(49,556)	(50,278)
Total							(148,181)	(209,666)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on SanDisk Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	4,551,158	1,857,319	(7,946)	—	—	1,849,373	—
Total return on SanDisk Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	480,039	195,903	(2,553)	—	—	193,350	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,767,955	125,024	(3,087)	—	—	121,937	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,248,254	88,272	(2,179)	—	—	86,093	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,037,548	73,371	(1,811)	—	—	71,560	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,180,068	47,552	(3,806)	—	—	43,746	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	510,744	36,118	(892)	—	—	35,226	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	469,668	33,213	(820)	—	—	32,393	—
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	619,172	27,750	(1,081)	—	—	26,669	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	687,699	22,833	(1,201)	—	—	21,632	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	387,894	18,033	(677)	—	—	17,356	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,024,281	18,843	(1,788)	—	—	17,055	—

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	985,536	18,130	(1,721)	—	—	16,409	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	730,430	15,932	(1,275)	—	—	14,657	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	750,266	13,802	(1,310)	—	—	12,492	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	746,459	13,732	(1,303)	—	—	12,429	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,047,965	13,880	(1,830)	—	—	12,050	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	106,009	7,497	(185)	—	—	7,312	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	229,475	7,619	(401)	—	—	7,218	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	431,011	7,928	(752)	—	—	7,176	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	226,968	7,536	(396)	—	—	7,140	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	155,754	7,241	(272)	—	—	6,969	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	155,158	7,213	(271)	—	—	6,942	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	152,640	7,096	(266)	—	—	6,830	—
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	151,448	7,040	(264)	—	—	6,776	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	151,315	7,035	(264)	—	—	6,771	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,286,528	10,752	(3,992)	—	—	6,760	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	365,167	6,718	(638)	—	—	6,080	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	291,798	6,364	(509)	—	—	5,855	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	77,982	5,514	(136)	—	—	5,378	—
Total return on Alumis, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	432,425	6,083	(755)	—	—	5,328	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	161,206	5,352	(281)	—	—	5,071	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	291,036	5,354	(508)	—	—	4,846	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	156,874	4,872	(164)	—	—	4,708	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	204,811	3,768	(358)	—	—	3,410	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	173,457	3,191	(303)	—	—	2,888	—

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	214,519	2,842	(375)	—	—	2,467	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	211,316	2,799	(369)	—	—	2,430	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	142,663	2,624	(249)	—	—	2,375	—
Total return on Kestra Medical Technologies Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	31,758	2,335	(55)	—	—	2,280	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	129,337	2,380	(226)	—	—	2,154	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	64,443	2,140	(113)	—	—	2,027	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	93,151	2,032	(163)	—	—	1,869	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	38,690	1,799	(68)	—	—	1,731	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	86,561	1,592	(151)	—	—	1,441	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	43,929	1,459	(77)	—	—	1,382	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	82,081	1,510	(143)	—	—	1,367	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	77,154	1,420	(135)	—	—	1,285	—
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Bridgebio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	85,259	1,129	(149)	—	—	980	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	50,503	929	(88)	—	—	841	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	40,216	877	(70)	—	—	807	—
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	15,547	697	(27)	—	—	670	—
Total return on SiTime Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	20,504	556	(36)	—	—	520	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	30,275	401	(53)	—	—	348	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	18,760	249	(33)	—	—	216	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	12,430	165	(22)	—	—	143	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	11,668	154	(20)	—	—	134	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,867	(43)	(5)	—	—	—	(48)
Total return on Upwork, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	25,832	(154)	(45)	—	—	—	(199)
Total return on Solaris Energy Infrastructure, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	54,624	(207)	(95)	—	—	—	(302)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Dycom Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	86,293	(297)	(151)	—	—	—	(448)
Total return on Upwork, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	113,686	(678)	(198)	—	—	—	(876)
Total return on Upwork, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	119,691	(713)	(209)	—	—	—	(922)
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	166,395	(904)	(155)	—	—	—	(1,059)
Total return on Dycom Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	205,495	(708)	(359)	—	—	—	(1,067)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	12,754	(1,773)	(22)	—	—	—	(1,795)
Total return on Solaris Energy Infrastructure, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	330,572	(1,253)	(577)	—	—	—	(1,830)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	56,317	(1,880)	(98)	—	—	—	(1,978)
Total return on Dycom Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	423,423	(1,459)	(739)	—	—	—	(2,198)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	139,521	(2,102)	(244)	—	—	—	(2,346)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	18,904	(2,628)	(33)	—	—	—	(2,661)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	86,757	(2,896)	(151)	—	—	—	(3,047)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	93,562	(3,123)	(163)	—	—	—	(3,286)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	94,825	(3,164)	(166)	—	—	—	(3,330)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	31,938	(4,440)	(56)	—	—	—	(4,496)
Total return on Alumis, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	150,262	(4,329)	(175)	—	—	—	(4,504)
Total return on Dycom Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	870,247	(2,999)	(1,519)	—	—	—	(4,518)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	268,848	(4,052)	(469)	—	—	—	(4,521)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	288,279	(4,344)	(503)	—	—	—	(4,847)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	323,159	(4,870)	(564)	—	—	—	(5,434)
Total return on Solaris Energy Infrastructure, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	982,962	(3,726)	(1,716)	—	—	—	(5,442)
Total return on Upwork, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	708,454	(4,219)	(1,237)	—	—	—	(5,456)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	97,489	(5,675)	(170)	—	—	—	(5,845)
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	123,766	(5,683)	(216)	—	—	—	(5,899)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	168,705	(5,630)	(295)	—	—	—	(5,925)
Total return on Samsara, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	33,335	(6,043)	(58)	—	—	—	(6,101)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	175,999	(5,874)	(307)	—	—	—	(6,181)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	107,359	(6,250)	(187)	—	—	—	(6,437)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	413,783	(6,236)	(722)	—	—	—	(6,958)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	28,698	(7,532)	(50)	—	—	—	(7,582)
Total return on HeartFlow, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,175	(7,644)	(77)	—	—	—	(7,721)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	220,987	(7,375)	(386)	—	—	—	(7,761)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	223,799	(7,469)	(391)	—	—	—	(7,860)
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	190,319	(8,739)	(332)	—	—	—	(9,071)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	72,530	(10,083)	(127)	—	—	—	(10,210)
Total return on Samsara, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	57,077	(10,346)	(100)	—	—	—	(10,446)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	41,384	(10,861)	(104)	—	—	—	(10,965)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	337,206	(11,254)	(589)	—	—	—	(11,843)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	722,927	(10,894)	(1,262)	—	—	—	(12,156)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	228,961	(13,328)	(400)	—	—	—	(13,728)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	393,115	(13,120)	(686)	—	—	—	(13,806)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	232,684	(13,545)	(406)	—	—	—	(13,951)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	54,590	(14,328)	(95)	—	—	—	(14,423)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	55,213	(14,491)	(96)	—	—	—	(14,587)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	418,421	(13,964)	(731)	—	—	—	(14,695)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	428,283	(14,293)	(748)	—	—	—	(15,041)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	117,524	(15,242)	(205)	—	—	—	(15,447)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	58,957	(15,473)	(103)	—	—	—	(15,576)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	449,187	(14,991)	(784)	—	—	—	(15,775)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	61,764	(16,210)	(108)	—	—	—	(16,318)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	63,948	(16,783)	(112)	—	—	—	(16,895)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	64,676	(16,974)	(113)	—	—	—	(17,087)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	65,299	(17,138)	(114)	—	—	—	(17,252)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	65,819	(17,274)	(115)	—	—	—	(17,389)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	66,547	(17,466)	(116)	—	—	—	(17,582)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,053,253	(15,871)	(1,839)	—	—	—	(17,710)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	67,275	(17,657)	(117)	—	—	—	(17,774)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	67,483	(17,711)	(118)	—	—	—	(17,829)
Total return on Compass, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	307,516	(17,590)	(322)	—	—	—	(17,912)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	69,771	(18,311)	(122)	—	—	—	(18,433)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	70,187	(18,420)	(123)	—	—	—	(18,543)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	542,220	(18,096)	(947)	—	—	—	(19,043)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	543,727	(18,147)	(949)	—	—	—	(19,096)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	73,306	(19,239)	(128)	—	—	—	(19,367)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	146,787	(20,406)	(256)	—	—	—	(20,662)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	81,728	(21,450)	(143)	—	—	—	(21,593)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	81,936	(21,505)	(143)	—	—	—	(21,648)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,289,609	(19,433)	(2,251)	—	—	—	(21,684)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	657,868	(21,955)	(1,149)	—	—	—	(23,104)
Total return on Samsara, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	143,481	(26,008)	(250)	—	—	—	(26,258)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	215,692	(27,972)	(377)	—	—	—	(28,349)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	497,142	(28,940)	(868)	—	—	—	(29,808)

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	198,330	(31,707)	(346)	—	—	—	(32,053)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	253,889	(35,295)	(443)	—	—	—	(35,738)
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	788,908	(36,223)	(1,377)	—	—	—	(37,600)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	290,815	(37,715)	(508)	—	—	—	(38,223)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	147,132	(38,615)	(257)	—	—	—	(38,872)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,368,186	(35,686)	(4,134)	—	—	—	(39,820)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	307,868	(39,926)	(538)	—	—	—	(40,464)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	310,172	(40,225)	(542)	—	—	—	(40,767)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	312,938	(40,584)	(546)	—	—	—	(41,130)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	170,007	(44,619)	(447)	—	—	—	(45,066)
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	411,869	(65,846)	(719)	—	—	—	(66,565)
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	897,794	(116,432)	(1,567)	—	—	—	(117,999)
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,593,240	(119,068)	(4,527)	—	—	—	(123,595)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	941,117	(122,050)	(1,643)	—	—	—	(123,693)
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	807,336	(129,070)	(1,409)	—	—	—	(130,479)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,533,348	(198,855)	(2,677)	—	—	—	(201,532)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,399,313	(215,637)	(2,447)	—	—	—	(218,084)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	2,097,357	18,102	(1,772)	—	—	16,330	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,021,288	8,815	(863)	—	—	7,952	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	900,675	7,774	(761)	—	—	7,013	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	731,232	6,311	(618)	—	—	5,693	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	705,542	6,090	(605)	—	—	5,485	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	475,367	4,103	(407)	—	—	3,696	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	350,598	3,026	(300)	—	—	2,726	—

Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2026 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	132,513	1,144	(114)	—	—	1,030	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	70,649	610	(60)	—	—	550	—
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	41,558	359	(36)	—	—	323	—
Total							698,870	(108,336)	—	—	2,776,150	(2,185,616)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.640%
CABROVER	Bank of Canada Overnight Lending Rate	2.250%
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	51,408,035	127,320,903	(126,609,009)	1,858	52,121,787	(1,890)	1,484,203	52,137,428
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canadian Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Directional Alternative Strategies Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT284_04_T01_(03/26)